Cover	Oct. 10, 2022
Cover [Abstract]
Entity Registrant Name	Iconic Brands, Inc.
Entity Central Index Key	0001350073
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 10, 2022
Entity Incorporation State Country Code	NV
Entity File Number	000-53162
Entity Tax Identification Number	13-4362274
Entity Address Address Line 1	44 Seabro Avenue
Entity Address City Or Town	Amityville
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11701
City Area Code	631
Local Phone Number	464-4050
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false